N-2	Dec. 07, 2023
Cover [Abstract]
Entity Central Index Key	0000883948
Amendment Flag	false
Securities Act File Number	001-39325
Document Type	8-K
Entity Registrant Name	ATLANTIC UNION BANKSHARES CORPORATION
Entity Address, Address Line One	4300 Cox Road
Entity Address, City or Town	Glen Allen
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23060
City Area Code	(804)
Local Phone Number	633-5031
Entity Emerging Growth Company	false